FLAGSHIP ADMIRAL FUNDS INC.

                            UTILITY INCOME FUND

                      Supplement Dated January 2, 1996
                    to Prospectus Dated October 26, 1995

     THE SECTION "HOW TO BUY SHARES CLASS A SHARES" ON PAGE 6 IS
     REVISED AS FOLLOWS:

     CLASS A SHARES

                               Total Sales Charge
                               ___________________
                                                           Dealer
                                                       Concession or
                                                           Agency
       Size of Transaction   Percentage   Percentage   Commission as
            At Public       of Offering     of Net     Percentage of
         Offering Price        Price      Asset Value  Offering Price
       ___________________  ____________  ___________  ______________

      Less than $50,000         4.20%        4.38%           3.70%
      $50,000 to $100,000       4.00         4.18            3.50
      $100,000 to $250,000      3.50         3.65            3.00
      $250,000 to $500,000      2.50         2.61            2.00
      $500,000 to               2.00         2.09            1.50
      $1,000,000
      $1,000,000 and over        --           --             --*

      *    A CDSL may be imposed as described below.

      No sales charge will be assessed on purchases by stockholders who owned shares of the Fund on June 4, 1992

          Class A Contingent Deferred Sales Load. There is no initial sales charge on purchases of Class A shares of the Fund for purchases aggregating $1 million or more. The Distributor pays dealers of record commissions on those purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a Class A contingent deferred sales load ("CDSL") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of either (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less.

          IN THE SECTION "HOW TO BUY SHARES DESCRIPTION OF CLASSES" ON PAGE 7, the following sentence is added at the end of the second paragraph: "Class A Shares may be subject to a CDSL as explained above under 'Class A Contingent Deferred Sales Load'".

     The following paragraph is added after "HOW TO BUY SHARES REDUCED SALES CHARGES 6. WRAP FEE ACCOUNTS" ON PAGE 9: "7. Waiver of CDSL. For purchases of Class A Shares in amounts over $1,000,000, the contingent deferred sales load may be waived for purchases through a broker-dealer that waives its commission."


     IN THE SECTION "GENERAL INFORMATION DESCRIPTION OF SHARES" ON PAGE 15, the fourth sentence describing the capital stock of the Corporation is replaced by the following text:

          The authorized capital stock of the Corporation consists of 600,000,000 shares of stock, par value $.001 per share, which are divided into five (5) portfolio classes; namely, the Flagship Utility Income Fund Portfolio Stock, The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock, the Flagship Short Term U.S. Government Fund Portfolio Stock, the Flagship Limited Term U.S. Government Fund Portfolio Stock and the Flagship Intermediate U.S. Government Fund Portfolio Stock.

          The Flagship Utility Income Fund Portfolio Stock consists of 200,000,000 shares, which are divided into five (5) subclasses, designated respectively as the Flagship Utility Income Fund Portfolio Stock, consisting of 3,500,000 shares, and the Flagship Utility Income Fund Portfolio Stock -- Class A, Class B, Class C and Class Y, each consisting of 49,125,000 shares. The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock consists of 100,000,000 shares which are divided into five (5) subclasses, designated respectively as The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock, consisting of 15,000,000 shares, and The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock
     -- Class A, Class B, and Class C and Class Y, each consisting of 21,250,000 shares. The Flagship Short Term U.S. Government Fund Portfolio Stock consists of 100,000,000 shares which are designated as the Flagship Short Term U.S. Government Fund
     Portfolio Stock. The Flagship Limited Term U.S. Government Fund Portfolio Stock portfolio class consists of 100,000,000 shares which are divided into five (5) subclasses, designated respectively as the Flagship Limited Term U.S. Government Fund Portfolio Stock, consisting of 2,000,000 shares and the Flagship Limited Term U.S. Government Fund Portfolio Stock -- Class A,
     Class B, Class C and Class Y, each consisting of 24,500,000 shares. The Flagship Intermediate U.S. Government Fund Portfolio Stock consists of 100,000,000 shares which are divided into five
     (5) subclasses, designated respectively as the Flagship Intermediate U.S. Government Fund Portfolio Stock, consisting of 2,000,000 shares and the Flagship Intermediate U.S. Government Fund Portfolio
     Stock - - Class A, Class B, Class C and Class Y, each consisting of 24,500,000 shares.


                        FLAGSHIP ADMIRAL FUNDS INC.

                FLAGSHIP LIMITED TERM U.S. GOVERNMENT FUND
                FLAGSHIP INTERMEDIATE U.S. GOVERNMENT FUND

                      Supplement Dated January 2, 1996
                    to Prospectus Dated October 26, 1995

     THE SECTION "HOW TO BUY SHARES CLASS A SHARES" ON PAGES 6-7 IS REVISED AS FOLLOWS:

     CLASS A SHARES

                               Total Sales Charge
                               ___________________
                                                           Dealer
                                                       Concession or
                                                           Agency
       Size of Transaction   Percentage   Percentage   Commission as
            At Public       of Offering     of Net     Percentage of
         Offering Price        Price      Asset Value  Offering Price
       __________________   ___________   ___________  ______________

      Intermediate Fund
      Less than $50,000         3.00%        3.09%           2.50%
      $50,000 to $100,000       2.50         2.58            2.00
      $100,000 to $250,000      2.00         2.06            1.50
      $250,000 to $500,000      1.50         1.55            1.25
      $500,000 to               1.25         1.29            1.00
      $1,000,000
      $1,000,000 and over        --           --             --*

      Limited Term Fund
      Less than $50,000         2.50%        2.56%           2.00%
      $50,000 to $100,000       2.00         2.05            1.60
      $100,000 to $250,000      1.50         1.54            1.20
      $250,000 to $500,000      1.25         1.28            1.00
      $500,000 to                .75          .77             .60
      $1,000,000
      $1,000,000 and over        --           --             --*

     *    A CDSL may be imposed as described below.

          Class A Contingent Deferred Sales Load. There is no initial sales charge on purchases of Class A shares of either of the Funds for purchases aggregating $1 million or more. The Distributor pays dealers of record commissions on those purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a Class A contingent deferred sales load ("CDSL"), may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of either (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less.

     IN THE SECTION "HOW TO BUY SHARES DESCRIPTION OF CLASSES" ON PAGE 7, the following sentence is added at the end of the second paragraph: "Class A Shares may be subject to a CDSL as explained above under Class A Contingent Deferred Sales Load ".

     IN THE SECTION "GENERAL INFORMATION Description of Shares" on pages 13-14, the fourth sentence describing the capital stock of the Corporation is replaced by the following text:

          The authorized capital stock of the Corporation consists of 600,000,000 shares of stock, par value $.001 per share, which are divided into five (5) portfolio classes; namely, the Flagship Utility Income Fund Portfolio Stock, The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock, the Flagship Short Term U.S. Government Fund Portfolio Stock, the Flagship Limited Term U.S. Government Fund Portfolio Stock and the Flagship Intermediate U.S. Government Fund Portfolio Stock.

          The Flagship Utility Income Fund Portfolio Stock consists of 200,000,000 shares, which are divided into five (5) subclasses, designated respectively as the Flagship Utility Income Fund Portfolio Stock, consisting of 3,500,000 shares, and the Flagship Utility Income Fund Portfolio Stock -- Class A, Class B, Class C and Class Y, each consisting of 49,125,000 shares. The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock consists of 100,000,000 shares which are divided into five (5) subclasses, designated respectively as The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock, consisting of 15,000,000 shares, and The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock -- Class A, Class B, and Class C and Class Y, each consisting of 21,250,000 shares. The Flagship Short Term U.S. Government Fund Portfolio Stock consists of 100,000,000 shares which are designated as the Flagship Short Term U.S. Government Fund Portfolio Stock. The Flagship Limited Term U.S. Government Fund Portfolio Stock consists of 100,000,000 shares which are divided into five (5) subclasses, designated respectively as the Flagship Limited Term U.S. Government Fund Portfolio Stock, consisting of 2,000,000 shares and the Flagship Limited Term U.S. Government Fund Portfolio Stock -- Class A, Class B, Class C and Class Y, each consisting of 24,500,000 shares. The Flagship Intermediate U.S. Government Fund Portfolio Stock consists of 100,000,000 shares which are divided into five (5) subclasses, designated respectively as the Flagship Intermediate U.S. Government
     Fund Portfolio Stock, consisting of 2,000,000 shares and the Flagship Intermediate U.S. Government Fund Portfolio Stock -
     - Class A, Class B, Class C and Class Y, each consisting of 24,500,000 shares.


                        FLAGSHIP ADMIRAL FUNDS INC.

                FLAGSHIP LIMITED TERM U.S. GOVERNMENT FUND
                FLAGSHIP INTERMEDIATE U.S. GOVERNMENT FUND

                      Supplement Dated January 2, 1996
     to the Statement of Additional Information dated October 26, 1995

          The following paragraph is added after "PURCHASE, REDEMPTION AND PRICING OF SHARES PURCHASE 6. WRAP FEE ACCOUNTS" ON PAGE 19:
     "7. Waiver of CDSL. For purchases of Class A Shares in amounts over $1,000,000, the contingent deferred sales load may be waived for purchases through a broker-dealer that waives its commission."


                        FLAGSHIP ADMIRAL FUNDS INC.

               THE GOLDEN RAINBOW A JAMES ADVISED MUTUAL FUND

                      Supplement Dated January 2, 1996
                    to Prospectus Dated October 26, 1995

     IN THE SECTION "GENERAL INFORMATION DESCRIPTION OF SHARES" ON PAGE 13, the third sentence describing the authorized capital stock of Flagship Admiral Funds Inc. (the "Corporation") is hereby replaced by the following text:

     The authorized capital stock of the Corporation consists of 600,000,000 shares of stock, par value $.001 per share, which are divided into five (5) portfolio classes; namely, the Flagship Utility Income Fund Portfolio Stock, The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock, the Flagship Short Term U.S. Government Fund Portfolio Stock, the Flagship Limited Term U.S. Government Fund Portfolio Stock and the Flagship Intermediate U.S. Government Fund Portfolio Stock.

          The Flagship Utility Income Fund Portfolio Stock consists of 200,000,000 shares, which are divided into five (5) subclasses, designated respectively as the Flagship Utility Income Fund Portfolio Stock, consisting of 3,500,000 shares, and the Flagship Utility Income Fund Portfolio Stock -- Class A, Class B, Class C and Class Y, each consisting of 49,125,000 shares. The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock consists of 100,000,000 shares which are divided into five (5) subclasses, designated respectively as The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock, consisting of 15,000,000 shares, and The Golden Rainbow - A James Advised Mutual Fund Portfolio Stock -- Class A, Class B, and Class C and Class Y, each consisting of 21,250,000 shares. The Flagship Short Term U.S. Government Fund Portfolio Stock portfolio class consists of 100,000,000 shares which are designated as the Flagship Short Term U.S. Government Fund Portfolio Stock. The Flagship Limited Term U.S. Government Fund Portfolio Stock consists of 100,000,000 shares which are divided into five (5) subclasses, designated respectively as the Flagship Limited Term U.S. Government Fund Portfolio Stock, consisting of 2,000,000 shares and the Flagship Limited Term U.S. Government Fund Portfolio Stock -- Class A, Class B, Class C and Class Y, each consisting of 24,500,000 shares. The Flagship Intermediate U.S. Government Fund Portfolio Stock consists of 100,000,000 shares which are divided into five (5) subclasses, designated respectively as the Flagship Intermediate U.S. Government Fund Portfolio Stock, consisting of 2,000,000 shares and the Flagship Intermediate U.S. Government Fund Portfolio Stock - - Class A, Class B, Class C and Class Y, each consisting of 24,500,000 shares.